FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The inputs used to measure fair value are based on a hierarchy that prioritizes observable and unobservable inputs used in valuation techniques. These levels, in order of highest to lowest priority, are described below:
Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.
Level 2: Observable prices that are based on inputs not quoted on active markets but corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.
Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the fair values of the Company’s assets and liabilities measured at fair value on a recurring basis, with the exception of pension assets and liabilities as of December 31, 2021 and December 31, 2020. Refer to Note 15 “Employee Benefit Plans” for the presentation of fair value of pension assets and liabilities.

		Fair Value Measurements as of December 31, 2021 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$2,385	$—	$2,385
	Accrued liabilities	—	(800)	—	(800)
Bunker fuel hedges:	Other receivables, net	—	1,023	—	1,023
Interest rate swap contracts:	Other assets	—	10,102	—	10,102
Rabbi Trust investments:
	Short-term investments	—	—	6,115	6,115
	Long-term investments	—	—	23,433	23,433
Contingent consideration:
	Contingent consideration	—	—	(2,958)	(2,958)
	Contingent consideration, less current portion	—	—	(4,302)	(4,302)
Total		$—	$12,710	$22,288	$34,998

		Fair Value Measurements as of December 31, 2020 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
		(U.S. Dollars in thousands)
Foreign currency forward contracts:	Accrued liabilities	$—	$(1,424)	$—	$(1,424)
Other investments:	Other assets	—	—	406	406
Contingent consideration:
	Contingent consideration	—	—	(4,912)	(4,912)
	Contingent consideration, less current portion	—	—	(5,786)	(5,786)
Total		$—	$(1,424)	$(10,292)	$(11,716)
The table below sets forth a summary of changes in the fair value of the Level 3 investments, excluding contingent consideration and pension assets, for the years ended December 31, 2021 and December 31, 2020:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2019	$555
Net unrealized losses recognized in earnings	(149)
Balance as of December 31, 2020	406
Additions from the acquisition of Legacy Dole	29,574
Transfers out of Level 3 investments	(406)
Net realized and unrealized losses recognized in earnings*	(286)
Plan contributions	1,210
Plan distributions	(950)
Balance as of December 31, 2021	$29,548
*    Net amount comprised realized gains of $0.5 million and unrealized losses of $(0.8) million recorded in other income (expense), net, in the consolidated statements of operations.

See Note 25 “Contingent Consideration” and Note 15 “Employee Benefit Plans” for rollforwards of other Level 3 investments.
The assets and liabilities that are required to be recorded at fair value on a recurring basis are derivative instruments, contingent consideration and Rabbi Trust investments. The fair values of the Company’s derivative instruments are determined using Level 2 inputs, which are defined as “observable prices that are based on inputs not quoted on active markets but corroborated by market data.” The fair values of the foreign currency forward contracts, the interest rate swaps and bunker fuel hedges were estimated using internal discounted cash flow calculations based upon forward foreign currency exchange rates, bunker fuel futures, interest rate yield curves or quotes obtained from brokers for contracts with similar terms, less any credit valuation adjustments based on Dole’s own credit risk and any counterparties' credit risk.
As of the Acquisition Date, Dole acquired approximately $29.6 million of Legacy Dole’s investments. Legacy Dole sponsors a non-qualified deferred ESP compensation plan and a frozen non-qualified SERP defined benefit plan for executives. The plans are funded through investments in Rabbi Trusts. Securities are recorded at fair value with realized and unrealized holding gains or losses included in earnings. As of December 31, 2021, securities totaled $29.5 million, of which $6.1 million was classified as short-term and included in short-term investments in the consolidated balance sheets, and $23.4 million was classified as long-term and included in long-term investments in the consolidated balance sheets. Dole estimates the fair value of its Rabbi Trust investments using prices provided by its custodian, which are based on various third-party pricing services or valuation models developed by the underlying fund managers. The Rabbi Trust investments are held by the custodian in various master trust units (“MTUs”), where the fair value is derived from the individual investment components. Each investment within the MTU is individually valued, after considering gains, losses, contributions and distributions, and the collective value of the MTU represents the total fair value. Dole has evaluated the methodologies used by the custodian to develop the estimate of fair value and assessed whether such valuations are representative of fair value, including net asset value. Dole has determined the valuations to be Level 3 inputs, because they are based upon significant unobservable inputs.
The carrying value of contingent consideration in the consolidated balance sheets approximates fair value based on the present value of the expected payments, discounted using a risk-adjusted rate. The expected payments are determined by forecasting the acquiree's earnings over the applicable period. Dole has determined the valuations are Level 3 inputs, because they are based upon significant unobservable inputs. No contingent consideration was recognized in the acquisition of Legacy Dole.
Fair Value of Financial Instruments
In estimating the Company’s fair value disclosures for financial instruments, Dole used the following methods and assumptions:
Cash and cash equivalents: The carrying value reported in the consolidated balance sheets for these items approximates fair value due to the liquid nature and are classified as Level 1.
Short-term trade and grower receivables: The carrying value reported in the consolidated balance sheets for these items is net of allowances and are classified as Level 2.
Trade payables: The carrying value reported in the consolidated balance sheets for these items approximates fair value and are classified as Level 2.
Notes receivable and notes payable: The carrying value reported in the consolidated balance sheets for these items approximates fair value and are classified as Level 2.
Long-term grower receivables: The carrying value reported in the consolidated balance sheets for these items is net of allowances and are classified as Level 2.
Finance and operating leases: The carrying value of finance lease obligations reported in the consolidated balance sheets approximates fair value based on current interest rates, which contain an element of default risk. The fair value of finance lease obligations is estimated using Level 2 inputs based on quoted prices for those or similar instruments. For operating leases, Dole uses the rate implicit in the lease to discount leases payments to present value, when available. However, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company’s incremental borrowing rate is used to discount the lease payments based on information available at lease commencement.
Interest-bearing loans and borrowings: For floating rate interest-bearing loans and borrowings with a contractual repricing date of less than six months, the nominal amount is deemed to reflect fair value. For loans with repricing dates of greater than six months, the fair value is calculated based on the present value of the expected future principal and interest cash flows, discounted at interest rates effective at the reporting date and adjusted for movements in credit spreads. Based on these inputs, the derivative assets or liabilities are classified as Level 2.
Fair Value of Debt
Dole estimates the fair value of its term loan based on the bid side of current quoted market prices.
The carrying values, net of debt discounts and debt issuance costs, and gross estimated fair values of Dole’s debt based on Level 2 inputs in the fair value hierarchy are summarized below:

	December 31, 2021
	Carrying Value	Estimated Fair Value

	(U.S. Dollars in thousands)
Term Loan A and Term Loan B	$815,764	$833,637

See Note 14 “Notes Payable, Bank Overdrafts and Long-Term Debt” for additional detail on long-term debt instruments.
Credit Risk
The counterparties to the foreign currency exchange contracts consist of a number of major international financial institutions. Dole has established counterparty guidelines and regularly monitors its positions and the financial strength of these institutions. While counterparties to hedging contracts expose Dole to credit-related losses in the event of a counterparty’s non-performance, the risk would be limited to the unrealized gains on such affected contracts. Dole does not anticipate any such losses.